Net fee and commission income	6 Months Ended
Jun. 30, 2024
Fee and commission income (expense) [abstract]
Net fee and commission income	Net fee and commission income
Fee and commission income is disaggregated below and includes a total for fees in scope of IFRS 15, Revenue from Contracts with Customers:

	Barclays UK	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US consumer Bank	Head Office	Barclays Group
Half year ended 30.06.24	£m	£m	£m	£m	£m	£m	£m
Fee type
Transactional	551	232	16	171	1,320	171	2,461
Advisory	—	—	156	325	—	—	481
Brokerage and execution	107	—	62	776	—	—	945
Underwriting and syndication	17	46	—	1,391	—	—	1,454
Other	13	—	—	—	—	6	19
Total revenue from contracts with customers	688	278	234	2,663	1,320	177	5,360
Other non-contract fee income	—	11	—	58	—	—	69
Fee and commission income	688	289	234	2,721	1,320	177	5,429
Fee and commission expense	(177)	(43)	(19)	(516)	(893)	(43)	(1,691)
Net fee and commission income	511	246	215	2,205	427	134	3,738

	Barclays UK	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US consumer Bank	Head Office	Barclays Group
Half year ended 30.06.23	£m	£m	£m	£m	£m	£m	£m
Fee type
Transactional	560	212	13	160	1,290	152	2,387
Advisory	57	—	94	363	—	—	514
Brokerage and execution	122	—	44	998	—	—	1,164
Underwriting and syndication	—	39	—	997	—	—	1,036
Other	27	1	1	11	5	37	82
Total revenue from contracts with customers	766	252	152	2,529	1,295	189	5,183
Other non-contract fee income	—	15	3	56	—	—	74
Fee and commission income	766	267	155	2,585	1,295	189	5,257
Fee and commission expense	(188)	(47)	(14)	(740)	(870)	(39)	(1,898)
Net fee and commission income	578	220	141	1,845	425	150	3,359
Transactional fees are service charges on deposit accounts, cash management services and transactional processing fees. These include interchange and merchant fee income generated from credit and bank card usage.
Advisory fees are generated from wealth management services and investment banking advisory services related to mergers, acquisitions and financial restructurings.
Brokerage and execution fees are earned for executing client transactions with various exchanges and over-the-counter markets and assisting clients in clearing transactions and facilitating foreign exchange transactions for spot/forward contracts.
Underwriting and syndication fees are earned for the distribution of client equity or debt securities and the arrangement and administration of a loan syndication. These include commitment fees to provide loan financing.